Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions	$556.3	$533.6	$409.2
Benefits and Protection:
Specialty Benefits	12.7	12.3	12.0
Life Insurance	73.1	64.4	60.2
Eliminations	—	—	(0.1)
Total Benefits and Protection	85.8	76.7	72.1
Corporate	(0.8)	(0.9)	(1.0)
Total segment revenue from contracts with customers	641.3	609.4	480.3
Adjustments for fees and other revenues not within the scope of revenue recognition guidance (1)	1,482.9	1,469.5	2,148.0
Pre-tax other adjustments (2)	80.5	89.2	79.9
Total fees and other revenues per consolidated statements of operations	$2,204.7	$2,168.1	$2,708.2
(1)	Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)	Pre-tax other adjustments relate to revenues from exited business, certain variable annuity fees and market value adjustments to fee revenues.

Retirement and Income Solutions
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Administrative service fee revenue	$539.5	$519.2	$395.8
Deposit account fee revenue	11.3	10.2	9.2
Commission income	1.9	1.2	0.7
Other fee revenue	3.6	3.0	3.5
Total revenues from contracts with customers	556.3	533.6	409.2
Fees and other revenues not within the scope of revenue recognition guidance	1,118.7	1,114.0	1,226.9
Total fees and other revenues	1,675.0	1,647.6	1,636.1
Premiums and other considerations	2,935.0	1,959.7	1,883.6
Net investment income	2,584.7	2,274.1	2,728.8
Total operating revenues	$7,194.7	$5,881.4	$6,248.5

Benefits and Protection | Specialty Benefits
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Specialty Benefits:
Administrative service fees	$12.7	$12.3	$12.0
Total revenues from contracts with customers	12.7	12.3	12.0
Fees and other revenues not within the scope of revenue recognition guidance	18.2	18.5	19.0
Total fees and other revenues	30.9	30.8	31.0
Premiums and other considerations	3,020.9	2,771.2	2,496.6
Net investment income	174.3	179.6	179.2
Total operating revenues	$3,226.1	$2,981.6	$2,706.8

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Life Insurance:
Administrative service fees	$30.3	$26.9	$26.3
Commission income	42.8	37.5	33.9
Total revenues from contracts with customers	73.1	64.4	60.2
Fees and other revenues not within the scope of revenue recognition guidance	332.6	321.0	884.5
Total fees and other revenues	405.7	385.4	944.7
Premiums and other considerations	461.6	535.8	333.9
Net investment income	397.8	392.6	794.2
Total operating revenues	$1,265.1	$1,313.8	$2,072.8

Benefits and Protection | Life Insurance
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Specialty Benefits:
Administrative service fees	$12.7	$12.3	$12.0
Total revenues from contracts with customers	12.7	12.3	12.0
Fees and other revenues not within the scope of revenue recognition guidance	18.2	18.5	19.0
Total fees and other revenues	30.9	30.8	31.0
Premiums and other considerations	3,020.9	2,771.2	2,496.6
Net investment income	174.3	179.6	179.2
Total operating revenues	$3,226.1	$2,981.6	$2,706.8

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Life Insurance:
Administrative service fees	$30.3	$26.9	$26.3
Commission income	42.8	37.5	33.9
Total revenues from contracts with customers	73.1	64.4	60.2
Fees and other revenues not within the scope of revenue recognition guidance	332.6	321.0	884.5
Total fees and other revenues	405.7	385.4	944.7
Premiums and other considerations	461.6	535.8	333.9
Net investment income	397.8	392.6	794.2
Total operating revenues	$1,265.1	$1,313.8	$2,072.8

Corporate
Revenues from Contracts with Customers
Disaggregation of Revenues from Contracts with Customers (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Eliminations	$(0.8)	$(0.9)	$(1.0)
Total revenues from contracts with customers	(0.8)	(0.9)	(1.0)
Fees and other revenues not within the scope of revenue recognition guidance	13.4	16.0	17.6
Total fees and other revenues	12.6	15.1	16.6
Premiums and other considerations	(7.3)	(2.2)	—
Net investment income	115.0	47.8	50.9
Total operating revenues	$120.3	$60.7	$67.5